Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,631
Balance at end of period	3,338	$ 3,631	$ 3,311	$ 3,338	$ 3,311
Loans	3,200	3,484	3,064	3,200	3,064	$ 3,540
Undrawn credit facilities and other off-balance sheet exposures	138	147	247	138	247
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	336	363	214	363	211
Originations net of repayments and other derecognitions	1	(6)	(5)	(5)	(12)
Changes in model	16		1	16
Net remeasurement	16	(3)	83	13	100
Provision for (reversal of) credit losses	33	(9)	79	24	88
Write-offs	(6)	(6)	(3)	(12)	(6)
Recoveries	1	1	1	2	2
Interest income on impaired loans	(5)	(4)	(4)	(9)	(9)
Foreign exchange and other	(9)	(9)	3	(18)	4
Balance at end of period	350	336	290	350	290
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	834	863	571	863	573
Originations net of repayments and other derecognitions	(5)	(6)	(5)	(11)	(12)
Changes in model	(5)	2	35	(3)	39
Net remeasurement	(3)	35	280	32	363
Provision for (reversal of) credit losses	(13)	31	310	18	390
Write-offs	(70)	(74)	(97)	(144)	(197)
Recoveries	18	17	15	35	35
Interest income on impaired loans	(1)	(1)	(2)	(2)	(3)
Foreign exchange and other	(3)	(2)	2	(5)	1
Balance at end of period	765	834	799	765	799
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	690	708	506	708	485
Originations net of repayments and other derecognitions	(18)	(27)	(30)	(45)	(47)
Changes in model			35		53
Net remeasurement	85	52	300	137	419
Provision for (reversal of) credit losses	67	25	305	92	425
Write-offs	(174)	(70)	(128)	(244)	(254)
Recoveries	31	27	26	58	54
Foreign exchange and other			1
Balance at end of period	614	690	710	614	710
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,771	1,788	787	1,788	775
Originations net of repayments and other derecognitions		(11)	18	(11)	15
Changes in model			9		12
Net remeasurement	(55)	111	691	56	743
Provision for (reversal of) credit losses	(55)	100	718	45	770
Write-offs	(66)	(70)	(16)	(136)	(56)
Recoveries	5	3	3	8	6
Interest income on impaired loans	(5)	(6)	(3)	(11)	(8)
Foreign exchange and other	(41)	(44)	23	(85)	25
Balance at end of period	1,609	1,771	1,512	1,609	1,512
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	811
Balance at end of period	748	811	854	748	854
Loans	665	724	704	665	704
Undrawn credit facilities and other off-balance sheet exposures	83	87	150	83	150
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	52	51	28	51	28
Originations net of repayments and other derecognitions	6	4	2	10	3
Changes in model			(1)		(2)
Net remeasurement	(25)	(32)	23	(57)	11
Transfers to 12-month ECL	31	33	8	64	20
Transfers to lifetime ECL performing	(2)	(3)	(10)	(5)	(11)
Provision for (reversal of) credit losses	10	2	22	12	21
Foreign exchange and other	(2)	(1)		(3)	1
Balance at end of period	60	52	50	60	50
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	181	204	182	204	174
Originations net of repayments and other derecognitions	11	11	8	22	17
Changes in model	(4)	1	(44)	(3)	(33)
Net remeasurement	(98)	(110)	31	(208)	(40)
Transfers to 12-month ECL	75	87	43	162	110
Transfers to lifetime ECL performing	(8)	(11)	(35)	(19)	(43)
Provision for (reversal of) credit losses	(24)	(22)	3	(46)	11
Foreign exchange and other	(2)	(1)		(3)
Balance at end of period	155	181	185	155	185
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	116	136	159	136	145
Originations net of repayments and other derecognitions		(1)	(2)	(1)	(2)
Changes in model			(19)		(6)
Net remeasurement	(45)	(88)	(7)	(133)	(84)
Transfers to 12-month ECL	98	79	45	177	132
Transfers to lifetime ECL performing	(6)	(10)	(31)	(16)	(40)
Provision for (reversal of) credit losses	47	(20)	(14)	27
Balance at end of period	163	116	145	163	145
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	462	453	231	453	239
Originations net of repayments and other derecognitions	5	17	24	22	31
Changes in model			14		14
Net remeasurement	(103)	(62)	314	(165)	285
Transfers to 12-month ECL	42	81	13	123	37
Transfers to lifetime ECL performing	(22)	(12)	(131)	(34)	(142)
Transfers to lifetime ECL credit-impaired	(2)	(2)		(4)
Provision for (reversal of) credit losses	(80)	22	234	(58)	225
Foreign exchange and other	(12)	(13)	9	(25)	10
Balance at end of period	370	462	474	370	474
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,868
Balance at end of period	1,684	1,868	1,648	1,684	1,648
Loans	1,629	1,808	1,553	1,629	1,553
Undrawn credit facilities and other off-balance sheet exposures	55	60	95	55	95
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	136	161	40	161	43
Originations net of repayments and other derecognitions	(2)	(6)	(2)	(8)	(5)
Changes in model			2		2
Net remeasurement	13	7	35	20	42
Transfers to 12-month ECL	(26)	(27)	(6)	(53)	(16)
Transfers to lifetime ECL performing	7	10	14	17	19
Transfers to lifetime ECL credit-impaired	(6)	(5)	(2)	(11)	(4)
Provision for (reversal of) credit losses	(14)	(21)	41	(35)	38
Foreign exchange and other	(3)	(4)	1	(7)	1
Balance at end of period	119	136	82	119	82
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	535	546	268	546	271
Originations net of repayments and other derecognitions	(14)	(15)	(9)	(29)	(22)
Changes in model		1	79	1	72
Net remeasurement	49	84	168	133	258
Transfers to 12-month ECL	(73)	(84)	(42)	(157)	(107)
Transfers to lifetime ECL performing	13	16	40	29	51
Transfers to lifetime ECL credit-impaired	(15)	(13)	(20)	(28)	(39)
Provision for (reversal of) credit losses	(40)	(11)	216	(51)	213
Balance at end of period	495	535	484	495	484
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	574	572	347	572	340
Originations net of repayments and other derecognitions	(18)	(26)	(28)	(44)	(45)
Changes in model			54		59
Net remeasurement	104	117	264	221	420
Transfers to 12-month ECL	(98)	(79)	(45)	(177)	(132)
Transfers to lifetime ECL performing	6	10	31	16	40
Transfers to lifetime ECL credit-impaired	(117)	(20)	(59)	(137)	(117)
Provision for (reversal of) credit losses	(123)	2	217	(121)	225
Foreign exchange and other			1
Balance at end of period	451	574	565	451	565
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	623	683	163	683	158
Originations net of repayments and other derecognitions	(2)	(23)	(1)	(25)	(6)
Changes in model			(5)		(1)
Net remeasurement	34	55	246	89	268
Transfers to 12-month ECL	(36)	(75)	(11)	(111)	(33)
Transfers to lifetime ECL performing	27	14	133	41	145
Transfers to lifetime ECL credit-impaired	(13)	(12)	(12)	(25)	(20)
Provision for (reversal of) credit losses	10	(41)	350	(31)	353
Foreign exchange and other	(14)	(19)	4	(33)	6
Balance at end of period	619	623	517	619	517
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	952
Balance at end of period	906	952	809	906	809
Loans	906	952	807	906	807
Undrawn credit facilities and other off-balance sheet exposures			2		2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	148	151	146	151	140
Originations net of repayments and other derecognitions	(3)	(4)	(5)	(7)	(10)
Changes in model	16			16
Net remeasurement	28	22	25	50	47
Transfers to 12-month ECL	(5)	(6)	(2)	(11)	(4)
Transfers to lifetime ECL performing	(5)	(7)	(4)	(12)	(8)
Transfers to lifetime ECL credit-impaired	6	5	2	11	4
Provision for (reversal of) credit losses	37	10	16	47	29
Write-offs	(6)	(6)	(3)	(12)	(6)
Recoveries	1	1	1	2	2
Interest income on impaired loans	(5)	(4)	(4)	(9)	(9)
Foreign exchange and other	(4)	(4)	2	(8)	2
Balance at end of period	171	148	158	171	158
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	118	113	121	113	128
Originations net of repayments and other derecognitions	(2)	(2)	(4)	(4)	(7)
Changes in model	(1)			(1)
Net remeasurement	46	61	81	107	145
Transfers to 12-month ECL	(2)	(3)	(1)	(5)	(3)
Transfers to lifetime ECL performing	(5)	(5)	(5)	(10)	(8)
Transfers to lifetime ECL credit-impaired	15	13	20	28	39
Provision for (reversal of) credit losses	51	64	91	115	166
Write-offs	(70)	(74)	(97)	(144)	(197)
Recoveries	18	17	15	35	35
Interest income on impaired loans	(1)	(1)	(2)	(2)	(3)
Foreign exchange and other	(1)	(1)	2	(2)	1
Balance at end of period	115	118	130	115	130
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	26	23	43	49	83
Transfers to lifetime ECL credit-impaired	117	20	59	137	117
Provision for (reversal of) credit losses	143	43	102	186	200
Write-offs	(174)	(70)	(128)	(244)	(254)
Recoveries	31	27	26	58	54
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	686	652	393	652	378
Originations net of repayments and other derecognitions	(3)	(5)	(5)	(8)	(10)
Changes in model					(1)
Net remeasurement	14	118	131	132	190
Transfers to 12-month ECL	(6)	(6)	(2)	(12)	(4)
Transfers to lifetime ECL performing	(5)	(2)	(2)	(7)	(3)
Transfers to lifetime ECL credit-impaired	15	14	12	29	20
Provision for (reversal of) credit losses	15	119	134	134	192
Write-offs	(66)	(70)	(16)	(136)	(56)
Recoveries	5	3	3	8	6
Interest income on impaired loans	(5)	(6)	(3)	(11)	(8)
Foreign exchange and other	(15)	(12)	10	(27)	9
Balance at end of period	$ 620	$ 686	$ 521	$ 620	$ 521